Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Schedule of reconciliation of income tax

	December 31, 2022	December 31, 2021	December 31, 2020
Loss before tax	20,804,213	15,351,914	12,858,599
Tax calculated at a tax rate of 13.99%	2,910,509	2,147,733	1,798,918
Effect of different tax rates in USA and France	3,801	5,398	11,046
Deductible expenses charged against equity / deferred costs for issuance of shares	178,015	382,829	78,164
Sale of treasury shares by a subsidiary, recognized as financial loss (income) in standalone financial statements	1,666,594	(8,556)	(71,285)
Expenses not deductible for tax purposes	(514,017)	(145,195)	(160,729)
Temporary differences	(1,324)	(954)	(2,515)
Total tax losses not recognized as deferred tax asset	(4,243,578)	(2,381,255)	(1,653,599)
Income tax expense	—	—	—

Schedule of tax losses carry forwards

	December 31, 2022	December 31, 2021	December 31, 2020
2021	—	—	1,224,210
2022	—	3,540,541	3,540,541
2023	141,425,567	141,425,567	141,425,567
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,840	23,467,840	23,467,858
2027	12,590,566	9,831,196	9,834,674
2028	28,427,419	24,391,568	—
2029	65,367,349	—	—
Total unrecorded tax losses carry forwards.	275,156,180	206,534,151	183,370,289